Derivative instruments (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Ineffectiveness Related to Derivatives and Hedging Relationships Recorded in Income
Ineffectiveness related to derivatives and hedging relationships was recorded in income as follows:

Ineffectiveness	Year ended Dec. 31,
(in millions)	2017	2016	2015
Fair value hedges of securities	$(14.8)	$(0.5)	$4.1
Fair value hedges of long-term debt	(6.7)	(3.1)	(6.3)
Cash flow hedges	6.0	—	—
Other (a)	—	—	—
Total	$(15.5)	$(3.6)	$(2.2)

(a)	Includes ineffectiveness recorded on net investment foreign exchange hedges.

Impact of Derivative Instruments on the Balance Sheet
The following table summarizes the notional amount and credit exposure of our total derivative portfolio at Dec. 31, 2017 and Dec. 31, 2016.

Impact of derivative instruments on the balance sheet	Notional value		Asset derivatives fair value		Liability derivatives fair value
(in millions)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Derivatives designated as hedging instruments: (a)
Interest rate contracts	$36,315	$29,683	$278	$415	$534	$545
Foreign exchange contracts	8,923	7,796	45	369	266	52
Total derivatives designated as hedging instruments			$323	$784	$800	$597
Derivatives not designated as hedging instruments: (b)
Interest rate contracts	$267,485	$325,412	$6,439	$7,587	$6,353	$7,633
Foreign exchange contracts	767,999	530,729	5,104	6,104	5,067	6,103
Equity contracts	1,698	1,167	70	46	149	112
Credit contracts	180	160	—	—	4	3
Total derivatives not designated as hedging instruments			$11,613	$13,737	$11,573	$13,851
Total derivatives fair value (c)			$11,936	$14,521	$12,373	$14,448
Effect of master netting agreements (d)			(8,845)	(10,257)	(8,797)	(10,047)
Fair value after effect of master netting agreements			$3,091	$4,264	$3,576	$4,401

(a)	The fair value of asset derivatives and liability derivatives designated as hedging instruments is recorded as other assets and other liabilities, respectively, on the balance sheet.

(b)	The fair value of asset derivatives and liability derivatives not designated as hedging instruments is recorded as trading assets and trading liabilities, respectively, on the balance sheet.

(c)	Fair values are on a gross basis, before consideration of master netting agreements, as required by ASC 815, Derivatives and Hedging.

(d)
Effect of master netting agreements includes cash collateral received and paid of $925 million and $877 million, respectively, at Dec. 31, 2017, and $1,119 million and $909 million, respectively, at Dec. 31, 2016.

Impact of Derivative Instruments in the Income Statement
The following tables present the impact of derivative instruments used in fair value, cash flow and net investment hedging relationships in the income statement.

Impact of derivative instruments in the income statement (in millions)
Derivatives in fair value hedging relationships	Location of gain or (loss) recognized in income on derivatives	Gain or (loss) recognized in income on derivatives Year ended Dec. 31,			Location of gain or (loss) recognized in income on hedged item	Gain or (loss) recognized in hedged item Year ended Dec. 31,
		2017	2016	2015		2017	2016	2015
Interest rate contracts	Net interest revenue	$(115)	$(274)	$(85)	Net interest revenue	$93	$270	$83

Derivatives in cash flow hedging relationships	Gain or (loss) recognized in accumulated OCI on derivatives (effective portion) Year ended Dec. 31,			Location of gain or (loss) reclassified from accumulated OCI into income (effective portion)	Gain or (loss) reclassified from accumulated OCI into income (effective portion) Year ended Dec. 31,			Location of gain or (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)	Gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing) Year ended Dec. 31,
	2017	2016	2015		2017	2016	2015		2017	2016	2015
FX contracts	$—	$(18)	$(1)	Net interest revenue	$—	$(18)	$(1)	Net interest revenue	$—	$—	$—
FX contracts	2	—	—	Other revenue	2	—	—	Other revenue	6	—	—
FX contracts	1	(16)	9	Trading revenue	2	(16)	9	Trading revenue	—	—	—
FX contracts	30	(18)	(8)	Salary expense	10	(11)	(19)	Salary expense	—	—	—
Total	$33	$(52)	$—		$14	$(45)	$(11)		$6	$—	$—

Derivatives in net investment hedging relationships	Gain or (loss) recognized in accumulated OCI on derivatives (effective portion) Year ended Dec. 31,			Location of gain or (loss) reclassified from accumulated OCI into income (effective portion)	Gain or (loss) reclassified from accumulated OCI into income (effective portion) Year ended Dec. 31,			Location of gain or (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)	Gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing) Year ended Dec. 31,
	2017	2016	2015		2017	2016	2015		2017	2016	2015
FX contracts	$(625)	$652	$474	Net interest revenue	$—	$—	$1	Other revenue	$—	$—	$—

Revenue from Foreign Exchange and Other Trading
The following table presents our foreign exchange and other trading revenue.

Foreign exchange and other trading revenue	Year ended Dec. 31,
(in millions)	2017	2016	2015
Foreign exchange	$638	$687	$743
Other trading revenue	30	14	25
Total foreign exchange and other trading revenue	$668	$701	$768

Fair Value of Derivative Contracts Falling under Early Termination Provisions that were in Net Liability Position
The following table shows the fair value of contracts falling under early termination provisions that were in net liability positions as of Dec. 31, 2017 for three key ratings triggers.

If The Bank of New York Mellon’s rating was changed to (Moody’s/S&P)	Potential close-out exposures (fair value) (a)
A3/A-	$92	million
Baa2/BBB	$748	million
Ba1/BB+	$2,007	million

(a)	The amounts represent potential total close-out values if The Bank of New York Mellon’s rating were to immediately drop to the indicated levels.

Offsetting Assets
The following tables present derivative instruments and financial instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements. There were no derivative instruments or financial instruments subject to a legally enforceable netting agreement for which we are not currently netting.

Offsetting of derivative assets and financial assets at Dec. 31, 2017
	Gross assets recognized	Gross amounts offset in the balance sheet		Net assets recognized on the balance sheet	Gross amounts not offset in the balance sheet
(in millions)			(a)		Financial instruments	Cash collateral received	Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$5,915	$5,075		$840	$178	$—	$662
Foreign exchange contracts	4,666	3,720		946	116	—	830
Equity and other contracts	67	50		17	—	—	17
Total derivatives subject to netting arrangements	10,648	8,845		1,803	294	—	1,509
Total derivatives not subject to netting arrangements	1,288	—		1,288	—	—	1,288
Total derivatives	11,936	8,845		3,091	294	—	2,797
Reverse repurchase agreements	42,784	25,848	(b)	16,936	16,923	—	13
Securities borrowing	11,199	—		11,199	10,858	—	341
Total	$65,919	$34,693		$31,226	$28,075	$—	$3,151

Offsetting of derivative assets and financial assets at Dec. 31, 2016
	Gross assets recognized	Gross amounts offset in the balance sheet		Net assets recognized on the balance sheet	Gross amounts not offset in the balance sheet
(in millions)			(a)		Financial instruments	Cash collateral received	Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$7,205	$6,047		$1,158	$321	$—	$837
Foreign exchange contracts	5,265	4,172		1,093	202	—	891
Equity and other contracts	44	38		6	—	—	6
Total derivatives subject to netting arrangements	12,514	10,257		2,257	523	—	1,734
Total derivatives not subject to netting arrangements	2,007	—		2,007	—	—	2,007
Total derivatives	14,521	10,257		4,264	523	—	3,741
Reverse repurchase agreements	17,588	481	(b)	17,107	17,104	—	3
Securities borrowing	8,694	—		8,694	8,425	—	269
Total	$40,803	$10,738		$30,065	$26,052	$—	$4,013

(a)	Includes the effect of netting agreements and net cash collateral received. The offset related to the OTC derivatives was allocated to the various types of derivatives based on the net positions.

(b)
Offsetting of reverse repurchase agreements relates to our involvement in the Fixed Income Clearing Corporation, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.

Offsetting Liabilities

Offsetting of derivative liabilities and financial liabilities at Dec. 31, 2017				Net liabilities recognized on the balance sheet
	Gross liabilities recognized	Gross amounts offset in the balance sheet			Gross amounts not offset in the balance sheet
(in millions)			(a)		Financial instruments	Cash collateral pledged	Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$6,810	$5,495		$1,315	$1,222	$—	$93
Foreign exchange contracts	4,765	3,221		1,544	177	—	1,367
Equity and other contracts	143	81		62	58	—	4
Total derivatives subject to netting arrangements	11,718	8,797		2,921	1,457	—	1,464
Total derivatives not subject to netting arrangements	655	—		655	—	—	655
Total derivatives	12,373	8,797		3,576	1,457	—	2,119
Repurchase agreements	33,908	25,848	(b)	8,060	8,059	—	1
Securities lending	2,186	—		2,186	2,091	—	95
Total	$48,467	$34,645		$13,822	$11,607	$—	$2,215

Offsetting of derivative liabilities and financial liabilities at Dec. 31, 2016				Net liabilities recognized on the balance sheet
	Gross liabilities recognized	Gross amounts offset in the balance sheet			Gross amounts not offset in the balance sheet
(in millions)			(a)		Financial instruments	Cash collateral pledged	Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$8,116	$6,634		$1,482	$1,266	$—	$216
Foreign exchange contracts	4,957	3,363		1,594	355	—	1,239
Equity and other contracts	104	50		54	54	—	—
Total derivatives subject to netting arrangements	13,177	10,047		3,130	1,675	—	1,455
Total derivatives not subject to netting arrangements	1,271	—		1,271	—	—	1,271
Total derivatives	14,448	10,047		4,401	1,675	—	2,726
Repurchase agreements	8,703	481	(b)	8,222	8,222	—	—
Securities lending	1,615	—		1,615	1,522	—	93
Total	$24,766	$10,528		$14,238	$11,419	$—	$2,819

(a)	Includes the effect of netting agreements and net cash collateral paid. The offset related to the OTC derivatives was allocated to the various types of derivatives based on the net positions.

(b)
Offsetting of repurchase agreements relates to our involvement in the Fixed Income Clearing Corporation, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.

Transfer of Certain Financial Assets Accounted for as Secured Borrowings
The following table presents the contract value of repurchase agreements and securities lending transactions accounted for as secured borrowings by the type of collateral provided to counterparties.

Repurchase agreements and securities lending transactions accounted for as secured borrowings
	Dec. 31, 2017				Dec. 31, 2016
	Remaining contractual maturity			Total	Remaining contractual maturity			Total
(in millions)	Overnight and continuous	Up to 30 days	30 days or more		Overnight and continuous	Up to 30 days	30 days or more
Repurchase agreements:
U.S. Treasury	$26,883	$11	$—	$26,894	$2,488	$4	$—	$2,492
U.S. government agencies	570	180	—	750	396	10	—	406
Agency RMBS	2,574	109	—	2,683	3,294	386	—	3,680
Corporate bonds	373	—	1,052	1,425	304	—	694	998
Other debt securities	253	—	731	984	146	—	563	709
Equity securities	655	—	517	1,172	375	—	43	418
Total	$31,308	$300	$2,300	$33,908	$7,003	$400	$1,300	$8,703
Securities lending:
U.S. government agencies	$72	$—	$—	$72	$39	$—	$—	$39
Other debt securities	316	—	—	316	477	—	—	477
Equity securities	1,798	—	—	1,798	1,099	—	—	1,099
Total	$2,186	$—	$—	$2,186	$1,615	$—	$—	$1,615
Total borrowings	$33,494	$300	$2,300	$36,094	$8,618	$400	$1,300	$10,318